Schedule of lease obligations (Details) $ in Thousands	Sep. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Lease obligations	$ 458
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease obligations	317
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	98
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	17
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	18
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	$ 8